BANK AND OTHER BORROWINGS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Loans and Corporate Bonds [Member]
Short-Term Debt [Line Items]
Interest expense	$ 1,156,069	$ 1,377,735	$ 2,488,433	$ 2,232,328	$ 1,374,628